Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.35%	4.42%
Volatility rates in %	16.99%	24.88%
Euro [member]
Disclosure of detailed information about hedging instruments [line items]
Volatility rates in %	17.24%	6.43%
US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.30%	1.91%
Volatility rates in %	59.52%	20.66%
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.00%
Bottom of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	1.95%	3.32%
Bottom of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	0.12%	1.51%
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.00%
Top of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	2.74%	5.52%
Top of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	0.47%	2.30%